Reverse Recapitalization (Tables)	3 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Reconciles the Elements of the Business Combination

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for the year ended September 30, 2024:

Cash – Brilliant trust and cash (net of redemption)	$848,746
Less: transaction costs and advisory fees paid	(698,585)
Net Business Combination financing	$150,161

Schedule of Number of Shares of Common Stock Issued

The number of shares of the Company’s common stock issued immediately following the consummation of the Business Combination were:

Ordinary Shares, outstanding prior to Business Combination	50,474
Less: Redemption of Brilliant Ordinary Shares	(41,305)
Common stock of Brilliant	9,169
Brilliant Rights	57,500
Brilliant Founder shares	143,750
Brilliant Backstop Pool	26,668
Sponsors and Others (include Rights)	84,408
Business Combination and Brilliant shares	321,495
Old Nukk shares(1)	1,312,494
Total shares of common stock immediately after Business Combination	1,633,989
Issuance of shares of common stock to settle certain obligations to vendors	361,533
Issuance shares of common stock to settle certain due to affiliates	94,710
Issuance of shares of common stock to settle certain notes payable – related parties	8,767
Total shares of common stock at September 30, 2024	2,098,999

(1)	Old Nukk shares exchanged for 1,312,494 shares of the Company’s common stock consisted of the following:

Schedule of Old Shares Exchanged of Common Stock	Old Nukk shares exchanged for 1,312,494 shares of the Company’s common stock consisted of the following:
	Old Nukk	The Company
Old Nukk common shares outstanding at September 30, 2022	367,175,886	1,259,333
Old Nukk common shares issued to advisors of Brilliant in exchange for receivable from Brilliant – December 14, 2023	13,858,824	47,533
Old Nukk common shares issued to advisors of Old Nukk in exchange for services received – December 14, 2023	1,641,176	5,628
Total Old Nukk shares exchanged in the Business Combination	382,675,886	1,312,494